CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2019
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

NOTE 3 - CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS:

The preparation of financial statements requires management to make estimates which, by definition, will seldom equal the actual results and will affect the reported amounts in the Company’s consolidated financial statements and the accompanying notes. Some of the policies described in note 2 of the Company’s consolidated financial statements involve a high degree of judgment or complexity. The Company believes that the most critical accounting policies and significant areas of judgment and estimation are in:

•	Impairment reviews of intangible R&D assets
•	Estimated fair value and useful economic life of the Aemcolo® asset.

Impairment reviews of intangible R&D assets

The Company reviews annually or when events or changes in circumstances indicate the carrying value of the R&D assets may not be recoverable.

When and if necessary, an impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is determined using discounted cash flow calculations where the asset’s expected post-tax cash flows are risk-adjusted over their estimated remaining useful economic life. The risk-adjusted cash flows are discounted using the estimated Company’s post-tax weighted average cost of capital (“WACC”) which is 15.4%.

The main estimates used in calculating the recoverable amount include: outcome of the therapeutic candidates R&D activities; probability of success in gaining regulatory approval, size of the potential market and the Company’s asset’s specific share in it and amount and timing of projected future cash flows.

Estimated fair value and useful economic life of the Aemcolo® asset

The Aemcolo® asset has been acquired in exchange of the Company’s ADSs and was recognized at fair value at the acquisition date. The fair value was determined using discounted cash flow calculations where the asset’s expected post-tax cash flows are risk-adjusted (using WACC) over their estimated remaining useful economic life.

The main estimates used in calculating the fair value include size of the potential market, the asset’s peak market share and the period in which it will be reached and the amount and timing of projected future cash flows.

Moreover, the Company determined the asset’s useful economic life, over which the asset will be amortized on a straight-line from its acquisition. The main estimate used in determining the useful life was the anticipated duration of sales of the product after its expiration.